NOTE 8: ASSETS HELD FOR SALE (Details - Assets held for sale) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost [Member]
Statement Line Items [Line Items]
Assets held for sale at beginning	$ 190,000	$ 190,000	$ 0
Transfer from property and equipment			190,000
Expenditure		0
Impairment loss	(57,072)
Assets held for sale at end	132,928	190,000	190,000
Cost [Member] | Facility Portland [Member]
Statement Line Items [Line Items]
Assets held for sale at beginning	70,297	70,297	0
Transfer from property and equipment			70,297
Expenditure		0
Impairment loss	(20,151)
Assets held for sale at end	50,146	70,297	70,297
Cost [Member] | Land Portland [Member]
Statement Line Items [Line Items]
Assets held for sale at beginning	119,703	119,703	0
Transfer from property and equipment			119,703
Expenditure		0
Impairment loss	(36,921)
Assets held for sale at end	82,782	119,703	119,703
Accumulated depreciation and amortization and impairment losses [Member]
Statement Line Items [Line Items]
Assets held for sale at beginning	(4,956)	(4,956)	(2,343)
Amortization		0	(2,613)
Assets held for sale at end	(4,956)	(4,956)	(4,956)
Accumulated depreciation and amortization and impairment losses [Member] | Facility Portland [Member]
Statement Line Items [Line Items]
Assets held for sale at beginning	(4,956)	(4,956)	(2,343)
Amortization		0	(2,613)
Assets held for sale at end		(4,956)	(4,956)
Accumulated depreciation and amortization and impairment losses [Member] | Land Portland [Member]
Statement Line Items [Line Items]
Assets held for sale at beginning	$ 0	0	0
Amortization		0	0
Assets held for sale at end		$ 0	$ 0